Note 12 - Deferred Share Units (Details) (USD $)	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	May 28, 2010
Note 12 - Deferred Share Units (Details) [Line Items]
Deferred Share Units to Non Management Board Members (in Dollars)	$ 20,807	$ 39,547	$ 36,727
Deferred Share Units [Member]
Note 12 - Deferred Share Units (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				110,000
Deferred Share Units to Non Management Board Members (in Dollars)		$ 49,009
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		60,991